RELATED PARTIES (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Related Party Receivables, Current	$ 490	$ 10,159
Compañía Puerto de Coronel S.A. [Member]
Statement [Line Items]
ID No	79,895,330-3
Nature of Relationship	Subsidiary of an associate
Country	Chile
Currency	Chilean pesos
TreeCo, Inc. [Member]
Statement [Line Items]
ID No	-
Nature of Relationship	Joint venture
Country	United States
Currency	U.S. dollar
Current receivables [Member]
Statement [Line Items]
Related Party Receivables, Current	$ 490	10,159
Current receivables [Member] | Forestal Mininco S.A [Member]
Statement [Line Items]
ID No	91,440,000-7
Nature of Relationship	Common stockholder
Country	Chile
Currency	Chilean pesos
Maturity	-
Related Party Receivables, Current	$ 0	2
Current receivables [Member] | Eka Chile S.A [Member]
Statement [Line Items]
ID No	99,500,140-3
Nature of Relationship	Joint venture
Country	Chile
Currency	Chilean pesos
Maturity	-
Related Party Receivables, Current	$ 0	2,574
Current receivables [Member] | Colbun S.A. [Member]
Statement [Line Items]
ID No	96,505,760-9
Nature of Relationship	Common stockholder
Country	Chile
Currency	Chilean pesos
Maturity	-
Related Party Receivables, Current	$ 0	67
Current receivables [Member] | Alxar Internacional SpA. [Member]
Statement [Line Items]
ID No	76,879,169-4
Nature of Relationship	Subsidiary of the controlling parent
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Receivables, Current	$ 42	42
Current receivables [Member] | Bioenergías Forestales SpA. [Member]
Statement [Line Items]
ID No	76,188,197-3
Nature of Relationship	Common stockholder
Country	Chile
Currency	Chilean pesos
Maturity	-
Related Party Receivables, Current	$ 0	1
Current receivables [Member] | Compañía Puerto de Coronel S.A. [Member]
Statement [Line Items]
ID No	79,895,330-3
Nature of Relationship	Subsidiary of an associate
Country	Chile
Currency	U.S. dollar
Maturity	-
Related Party Receivables, Current	$ 0	5,646
Current receivables [Member] | EMOAC SpA. [Member]
Statement [Line Items]
ID No	76,208,888-6
Nature of Relationship	Subsidiary of the controlling parent
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Receivables, Current	$ 69	15
Current receivables [Member] | Agricola San Gerardo SpA [Member]
Statement [Line Items]
ID No	77,017,167-9
Nature of Relationship	Joint venture
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Receivables, Current	$ 331	0
Current receivables [Member] | Softys Argentina S.A. [member]
Statement [Line Items]
ID No	-
Nature of Relationship	Common stockholder
Country	Argentina
Currency	Argentine pesos
Maturity	-
Related Party Receivables, Current	$ 0	1,812
Current receivables [Member] | TreeCo, Inc. [Member]
Statement [Line Items]
ID No	-
Nature of Relationship	Joint venture
Country	United States
Currency	U.S. dollar
Maturity	30 days
Related Party Receivables, Current	$ 48	0
Current payables [Member]
Statement [Line Items]
Related Party Payables, Current	$ 9,437	10,563
Current payables [Member] | Eka Chile S.A [Member]
Statement [Line Items]
ID No	99,500,140-3
Nature of Relationship	Joint venture
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Payables, Current	$ 2,209	0
Current payables [Member] | Compañía Puerto de Coronel S.A. [Member]
Statement [Line Items]
ID No	79,895,330-3
Nature of Relationship	Subsidiary of an associate
Country	Chile
Currency	U.S. dollar
Maturity	30 days
Related Party Payables, Current	$ 253	250
Current payables [Member] | Copec S.A. [Member]
Statement [Line Items]
ID No	99,520,000-7
Nature of Relationship	Subsidiary of the controlling parent
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Payables, Current	$ 6,405	6,196
Current payables [Member] | Abastible S.A. [Member]
Statement [Line Items]
ID No	91,806,000-6
Nature of Relationship	Subsidiary of the controlling parent
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Payables, Current	$ 170	342
Current payables [Member] | Fundación Educacional Arauco [Member]
Statement [Line Items]
ID No	71,625,000-8
Nature of Relationship	Parent company is founder and contributor
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Payables, Current	$ 53	526
Current payables [Member] | Portaluppi, Guzman y Bezanilla Abogados Ltda.
Statement [Line Items]
ID No	78,096,080-9
Nature of Relationship	Common director of controlling parent
Country	Chile
Currency	Chilean pesos
Maturity	-
Related Party Payables, Current	$ 0	14
Current payables [Member] | Via Limpia SpA [Member]
Statement [Line Items]
ID No	79,874,200-0
Nature of Relationship	Subsidiary of the controlling parent
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Payables, Current	$ 39	0
Current payables [Member] | Copec Aviation S.A. [Memeber]
Statement [Line Items]
ID No	96,942,120-8
Nature of Relationship	Joint venture of controlling parent
Country	Chile
Currency	Chilean pesos
Maturity	-
Related Party Payables, Current	$ 0	4
Current payables [Member] | Falcão MS SPE S.A., [Member]
Statement [Line Items]
ID No	-
Nature of Relationship	Associate
Country	Brazil
Currency	Brazilian real
Maturity	-
Related Party Payables, Current	$ 0	3,007
Current payables [Member] | Megacentro San Pedro S.A. [Member]
Statement [Line Items]
ID No	76,390,430-K
Nature of Relationship	Common stockholder
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Payables, Current	$ 2	0
Current payables [Member] | Agrícola Fresno SpA [Member]
Statement [Line Items]
ID No	77,470,229-6
Nature of Relationship	Joint venture
Country	Chile
Currency	U.S. dollar
Maturity	30 days
Related Party Payables, Current	$ 306	176
Current payables [Member] | Entel PCS Telecomunicaciones SA [Member]
Statement [Line Items]
ID No	96,806,980-2
Nature of Relationship	Common stockholder
Country	Chile
Currency	Chilean pesos
Maturity	-
Related Party Payables, Current	$ 0	46
Current payables [Member] | Empresa Nacional de Telecomunicaciones S.A. [Member]
Statement [Line Items]
ID No	92,580,000-7
Nature of Relationship	Common stockholder
Country	Chile
Currency	Chilean pesos
Maturity	-
Related Party Payables, Current	$ 0	2
Non Current Payables [Member]
Statement [Line Items]
Related Party Payables, Current	$ 23,924	26,207
Non Current Payables [Member] | Agrícola Fresno SpA [Member]
Statement [Line Items]
ID No	77,470,229-6
Nature of Relationship	Joint venture
Country	Chile
Currency	U.S. dollar
Maturity	12-31-2054
Related Party Payables, Current	$ 8,716	4,971
Non Current Payables [Member] | Agrcola Fresno SpA One [Member]
Statement [Line Items]
ID No	77,470,229-6
Nature of Relationship	Joint venture
Country	Chile
Currency	U.S. dollar
Maturity	12-31-2027
Related Party Payables, Current	$ 3,875	7,581
Non Current Payables [Member] | TreeCo, Inc. [Member]
Statement [Line Items]
ID No	-
Nature of Relationship	Joint venture
Country	United States
Currency	U.S. dollar
Maturity	Annual
Related Party Payables, Current	$ 11,333	$ 13,655